Patrick F. Quan

Secretary

International Growth and Income Fund

Steuart Tower

1 Market Street, Suite 2000

San Francisco, California 94105

Mailing address:

P.O. Box 7650

San Francisco, California 94120-7650

(415) 393-7110 Tel

pfq@capgroup.com

September 5, 2013

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	International Growth and Income Fund
File Nos. 811-22215 and 333-152323

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and statement of additional information since the electronic filing on August 29, 2013 of Registrant's Post-Effective Amendment No. 10 under the Securities Act of 1933 and Amendment No. 12 under the Investment Company Act of 1940.

Sincerely,

/s/ Patrick F. Quan

Patrick F. Quan

Enclosure